SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

26. SEGMENT INFORMATION

        The reportable segments represent the Group's operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker ("CODM") to assess performance and to allocate resources. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments. The Group's CODM has been identified as the Chairman and Vice Chairman, who review the consolidated and segment results when making decisions about allocation of resources and assessing performance of the Group.

        Management has determined that the Group operates in four reportable segments: Company-owned Brokerage Services, Franchise Services, Mortgage Management Services and Primary and Commercial Services.

        The Mortgage Management Services business grew substantially in 2008 and accordingly had its revenue, costs and expenses reviewed separately by the CODM starting from 2008.

        Primary and Commercial Services grew substantially in 2010 and accordingly had its revenue, costs and expenses reviewed separately by the CODM starting from 2010. All segment data for all prior years presented have been restated to reflect the Primary and Commercial Services segment as a separate segment.

        Management evaluates the operating results of each of its reportable segments based upon (1) revenue from external customers, (2) commissions and other agent-related costs, (3) operating costs, (4) selling, general and administrative expense, (5) income (loss) from operations and (6) net income (loss), each of which is presented in the Group's Consolidated Statements of Operations.

        As the asset information is not included in the reporting package reviewed by the CODM nor in any other public reports, the disclosure of the asset information by segment is not necessary.

        The following tables summarize the selected revenue and expenses information for each reportable segment for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31, 2010 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	482,371	17,011	24,381	7,066	-	530,829
Commissions and other agent-related costs	(307,153)	(759)	(6,550)	(4,410)	-	(318,872)
Operating costs	(187,298)	(7,260)	(1,827)	(3,106)	(179)	(199,670)
Selling, general and administrative expenses	(80,560)	(13,446)	(9,759)	(5,067)	(67,439)	(176,271)
(Loss) income from operations	(92,640)	(4,454)	6,245	(5,517)	(67,618)	(163,984)
Net (loss) income	(83,952)	(5,597)	5,026	(5,517)	(73,660)	(163,700)

	Year ended December 31, 2011 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	513,375	23,546	22,903	44,735	-	604,559
Commissions and other agent-related costs	(394,865)	(1,490)	(6,786)	(25,779)	-	(428,920)
Operating costs	(271,562)	(8,873)	(1,672)	(14,352)	(193)	(296,652)
Selling, general and administrative expenses	(107,843)	(15,492)	(10,696)	(17,052)	(67,027)	(218,110)
Goodwill impairment	(4,374)	-	-	(26,240)	-	(30,614)
Net change in fair value	-	-	-	25,716	-	25,716
(Loss) income from operations	(265,269)	(2,309)	3,749	(12,972)	(67,220)	(344,021)
Net (loss) income	(264,722)	(2,311)	3,620	(12,972)	(64,025)	(340,410)

	Year ended December 31, 2012 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	623,927	13,405	25,686	85,115	-	748,133
Commissions and other agent-related costs	(394,089)	(1,221)	(6,981)	(52,991)	-	(455,282)
Operating costs	(156,460)	(6,125)	(1,432)	(11,313)	-	(175,330)
Selling, general and administrative expenses	(85,970)	(7,993)	(10,873)	(12,049)	(60,590)	(177,475)
Goodwill impairment	-	-	-	(10,755)		(10,755)
Net change in fair value	-	-	-	10,453	1,536	11,989
(Loss) income from operations	(12,592)	(1,934)	6,400	8,460	(59,054)	(58,720)
Net (loss) income	(6,405)	(1,930)	6,128	5,435	(53,312)	(50,084)

        All of the Group's revenues from external customers are generated in the PRC.